SCHEDULE OF ORIGINATION YEARS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	$ 14,053	$ 1,516
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	2,468	686
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	180	218
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	184	343
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	268	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	549	745
Financing Receivable, Allowance for Credit Loss, Writeoff	17,702	3,785
Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	552	14
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	867	84
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	78	79
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	135	128
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	143	217
Financing Receivable, Allowance for Credit Loss, Writeoff	1,899	522
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	552	14
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	867	84
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	78	79
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	135	128
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	143	171
Financing Receivable, Allowance for Credit Loss, Writeoff	1,899	476
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		46
Financing Receivable, Allowance for Credit Loss, Writeoff		46
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	9,599	199
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	194	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	43	40
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	38
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	394	292
Financing Receivable, Allowance for Credit Loss, Writeoff	10,268	960
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	9,599	199
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	194	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	43
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	38
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	394	292
Financing Receivable, Allowance for Credit Loss, Writeoff	10,268	920
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		40
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff		40
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	2,972	812
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	774	113
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	11	87
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	11	199
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	137	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	12	236
Financing Receivable, Allowance for Credit Loss, Writeoff	3,917	1,724
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	2,972	812
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	652	113
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	11	71
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	11	199
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	137	277
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	12	118
Financing Receivable, Allowance for Credit Loss, Writeoff	3,795	1,590
Commercial Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	122
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		16
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		118
Financing Receivable, Allowance for Credit Loss, Writeoff	122	134
Commercial Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	930	491
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	633	60
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	48	12
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		16
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	7
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff	1,618	579
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	930	491
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	633	60
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	48	12
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		11
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	7
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff	1,618	574
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		5
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff		5
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff